Concentration and Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentrations of credit risk | Accounts receivable | Minimum
Concentration of risk
Customers instalment period	3 months
Concentrations of credit risk | Accounts receivable | Maximum
Concentration of risk
Customers instalment period	12 months
Concentration of foreign currency risks | Cash | RMB
Concentration of risk
Cash and time deposits	¥ 166,076	¥ 55,555